Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net loss from continuing operations after income tax expense	$ (3,235,638)	$ (3,756,729)
Adjustments to reconcile net loss to cash provided by operating activities:
Accretion expense	372,018	509,871
Amortization of right-of-use assets	655,818	574,686
Deferred income tax recovery	(147,496)	156,660
Depreciation and amortization	1,780,182	1,706,012
Gain on change in fair value of derivative liabilities	(29,160)	(52,257)
Interest expense	187,241	293,675
Interest and accretion income included in other income	(65,188)	0
Loss on extinguishment of EFF liability	442,543	0
(Gain) loss on disposal of assets	(7,446)	155,692
Share-based compensation	236,779	849,559
Changes in operating assets and liabilities:
Receivables	115,300	77,696
Inventory	(49,587)	(698,690)
Prepaid expenses and deposits	63,381	(53,196)
Accounts payable and accrued liabilities	335,590	(419,139)
Settlement liability	(1,100,000)	0
Income taxes payable	(1,179,137)	(7,396,432)
Uncertain tax position	3,539,212	9,822,797
Deferred revenue	(6,042)	22,332
Lease liabilities	(545,231)	(426,884)
Cash provided by operating activities of continuing operations	1,363,139	1,365,653
Cash used in operating activities of discontinued operations	(8,080)	(176,487)
INVESTING ACTIVITIES
Purchases of property and equipment	(244,838)	(406,733)
Purchases of intangible assets	0	(3,413,647)
Proceeds from disposal of assets	25,000	367,229
Cash used in investing activities of continuing operations	(219,838)	(3,453,151)
Cash provided by investing activities of discontinued operations	0	331,936
FINANCING ACTIVITIES
Proceeds from issuance of debenture units	0	2,920,562
Interest payments received on note receivable	34,000	0
Principal repayments on convertible debentures	(1,286,179)	(677,732)
Interest paid in cash	(187,241)	(293,675)
Repurchase and cancellation of shares	(103,034)	(276,730)
Cash (used in) provided by financing activities of continuing operations	(1,542,454)	1,672,425
Cash used in financing activities of discontinued operations	0	(405,253)
Effect of foreign exchange on cash	16,078	29,770
Change in cash during the year	(391,155)	(635,107)
Cash, beginning of year	2,625,461	3,260,568
Cash, end of year	2,234,306	2,625,461
Supplemental disclosure of cash flow information:
Income tax paid in cash	2,500,000	1,500,000
Interest payments received on note receivable	34,000	0
Interest paid in cash	(187,241)	293,675
Addition in right-of-use assets and lease liabilities	$ 0	$ 1,221,143